Note 14 - Voyage, Vessel Operating Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Voyage, Vessel Operating Expenses, and Commissions
	Year ended December 31,
	2010	2011	2012
Voyage expense
Port charges and canal dues	578,520	304,951	442,783
Laid-up vessel re-activation costs	565,653	-	-
Bunkers	452,396	472,951	886,885
Total	1,596,569	777,902	1,329,668

Vessel operating expenses
Crew wages and related costs	12,144,125	14,137,227	13,864,535
Insurance	2,521,256	2,691,918	2,435,144
Repairs and maintenance	524,026	601,254	511,569
Lubricants	2,187,351	2,712,901	2,846,087
Spares and consumable stores	3,252,381	4,590,835	4,083,590
Professional and legal fees	113,202	111,043	137,047
Other	764,851	1,404,161	1,197,167
Total	21,507,192	26,249,339	25,075,139

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2010	2011	2012
Third parties	1,331,475	2,206,663	2,032,599
Related parties (see Note 8)	612,998	766,304	641,104
	1,944,473	2,972,967	2,673,703